NET LOSS (GAIN) ON DISPOSITION OF ASSETS AND IMPAIRMENT CHARGES (Details) $ in Millions	12 Months Ended
Dec. 27, 2014 USD ($) property
NET LOSS (GAIN) ON DISPOSITION OF ASSETS AND IMPAIRMENT CHARGES [Abstract]
Gain on disposition and impairment of asset	$ 3.4
Gain on the sale of certain real estate	$ 2.7
Ownership percentage (in hundredths)	50.00%
Gain on disposition of other properties and equipment	$ 1.9
Impairment loss	$ 1.2
Number of vacant properties with a reduction in value | property	1